Business Description and Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes

Income Taxes

Deferred tax liabilities and assets result from temporary differences between the financial statement and income tax bases of assets and liabilities. The company records and adjusts any deferred tax asset valuations based on judgment as to future realization of the deferred tax benefits supported by demonstrated trends in the Company’s operating results.

As a Canadian corporation, the Company is liable for income taxes under the laws of Canada. Under Canadian laws the Company’s Canadian-source income is subject to a 38% tax (denominated in Canadian dollars). Operating losses can be carried forward for either ten or twenty years. The Company has unused operating loss carry-forwards at December 31, 2012 that may be applied against future Canadian taxable income.

The following table summarizes the Company’s available loss-carryforwards and net operating loss (NOL) for 2010, 2011, and 2012:

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477

The potential tax benefit from these operating loss carry-forwards is $1,357,000, $1,225,000 and  $1,074,000 in 2012, 2011 and 2010 respectively.  The Company has recognized a valuation allowance against these deferred tax assets due to the inability to foresee when such benefits will be realized.

Because the timing of realization of the tax benefit from these loss carry-forwards cannot be currently projected, a valuation allowance has been established to completely offset this asset.

The Company is subject to a 30% Australian income tax on Australian source royalty income. This tax is withheld by the payer. The Company incurred Australian income taxes on its oil and gas production totaling $17,822, $17,925 and $10,026 in 2012, 2011 and 2010, respectively.